Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [member] - $ / shares	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	3,309,605	2,270,156	3,197,420	2,178,439
Weighted-average exercise price	$ 129.73	$ 135	$ 130.81	$ 136.27